28. Operating costs and expenses	12 Months Ended
Dec. 31, 2019
Operating Costs And Expenses
Operating costs and expenses
	2019	2018	2017
Operating costs
Salaries, payroll charges and benefits	(1,938,265)	(1,959,539)	(1,841,571)
Pension obligations	(49,564)	(25,066)	(48,381)
Construction costs (Note 25)	(2,881,394)	(2,739,657)	(3,080,542)
General supplies	(259,401)	(238,034)	(163,712)
Treatment supplies	(310,380)	(265,146)	(287,592)
Outsourced services	(1,250,890)	(996,477)	(857,063)
Electricity	(1,140,160)	(956,840)	(794,352)
General expenses	(647,804)	(629,253)	(531,985)
Depreciation and amortization	(1,659,779)	(1,276,444)	(1,173,765)
	(10,137,637)	(9,086,456)	(8,778,963)

Selling expenses
Salaries, payroll charges and benefits	(270,549)	(289,378)	(305,440)
Pension obligations	(6,848)	(3,602)	(7,296)
General supplies	(10,332)	(6,391)	(4,451)
Outsourced services	(360,190)	(273,470)	(258,287)
Electricity	(1,333)	(1,154)	(762)
General expenses	(122,503)	(102,213)	(94,112)
Depreciation and amortization	(31,649)	(17,272)	(15,664)
	(803,404)	(693,480)	(686,012)

Bad debt expense, net of recoveries (Note 9 (c))	(128,099)	(166,727)	(82,681)

Administrative expenses
Salaries, payroll charges and benefits	(278,507)	(254,284)	(229,752)
Pension obligations	(138,207)	(141,758)	(171,830)
General supplies	(3,216)	(4,881)	(5,675)
Outsourced services	(197,357)	(204,728)	(183,746)
Electricity	(1,436)	(1,363)	(965)
General expenses	(407,250)	(232,288)	(302,113)
Depreciation and amortization	(88,666)	(98,825)	(112,468)
Tax expenses	(73,205)	(58,750)	(92,441)
	(1,187,844)	(996,877)	(1,098,990)

Operating costs and expenses
Salaries, payroll charges and benefits	(2,487,321)	(2,503,201)	(2,376,763)
Pension obligations	(194,619)	(170,426)	(227,507)
Construction costs (Note 25)	(2,881,394)	(2,739,657)	(3,080,542)
General supplies	(272,949)	(249,306)	(173,838)
Treatment supplies	(310,380)	(265,146)	(287,592)
Outsourced services	(1,808,437)	(1,474,675)	(1,299,096)
Electricity	(1,142,929)	(959,357)	(796,079)
General expenses	(1,177,557)	(963,754)	(928,210)
Depreciation and amortization	(1,780,094)	(1,392,541)	(1,301,897)
Tax expenses	(73,205)	(58,750)	(92,441)
Bad debt expense, net of recoveries (Note 9 (c))	(128,099)	(166,727)	(82,681)
	(12,256,984)	(10,943,540)	(10,646,646)